Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 16,292	$ 21,603
2023 - 2027 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,865
2028 - 2032 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,437
2033 - 2037 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,216
2038 - 2042 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,453
Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,321
Asset retirement obligations [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	11,734	$ 17,417
Asset retirement obligations [member] | 2023 - 2027 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,201
Asset retirement obligations [member] | 2028 - 2032 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,239
Asset retirement obligations [member] | 2033 - 2037 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,058
Asset retirement obligations [member] | 2038 - 2042 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,429
Asset retirement obligations [member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,807
Other provisions, including claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,558
Other provisions, including claims and litigations [Member] | 2023 - 2027 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,664
Other provisions, including claims and litigations [Member] | 2028 - 2032 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	198
Other provisions, including claims and litigations [Member] | 2033 - 2037 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	158
Other provisions, including claims and litigations [Member] | 2038 - 2042 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	24
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 514